Financial Instruments - Estimated Fair Values Of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments
Bad debt expense		$ 15,834
Book Value
Financial Instruments
Cash and cash equivalents	$ 66,895	73,717
Restricted cash	2,812	2,812
Accounts receivable, net	6,502	8,028
Due from related parties	34,007	32,603
Accounts payable	11,371	11,156
Accrued liabilities	15,226	15,464
Long-term debt, including current portion	2,340,778	2,527,262
Fair Value
Financial Instruments
Cash and cash equivalents	66,895	73,717
Restricted cash	2,812	2,812
Accounts receivable, net	6,502	8,028
Due from related parties	34,007	32,603
Accounts payable	11,371	11,156
Accrued liabilities	15,226	15,464
Long-term debt, including current portion	2,325,209	2,527,262
ZIM | Book Value | Notes
Financial Instruments
Notes	21,093	40,232
ZIM | Fair Value | Notes
Financial Instruments
Notes	21,093	35,574
HMM | Book Value | Notes
Financial Instruments
Notes	13,509	25,651
HMM | Fair Value | Notes
Financial Instruments
Notes	13,509	25,651
Hanjin
Financial Instruments
Bad debt expense	$ 15,800	$ 15,800